Consolidated Statements of Operations - USD ($)	3 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Consolidated Statements Of Operations
Revenues
Operating Expenses	25,000	58,769
Income (loss) from operations	(25,000)	(58,769)
Derivative expense	45,471	101,849
Gain (loss) on derivative liabilities	17,394	392,855
Gain (loss) on retirement of debt		22,000
Interest income (expense), net	(5,992)	(20,101)
Total Other Income (Expense)	(68,857)	(492,805)
Income (loss) before income taxes	(93,857)	(551,574)
Provision for income taxes (benefit)
Net income (loss) before discontinued operations	(93,857)	(551,574)
Net income (loss) from discontinued operations
Net Income (Loss)	$ (93,857)	$ (551,574)
Basic and diluted earnings (loss) per common share	$ (0.00)	$ (0.00)
Weighted-average number of common shares outstanding: Basic and diluted	3,709,335,132	2,984,010,673
Comprehensive loss:
Net income (loss)	$ (93,857)	$ (551,574)
Unrealized gain (loss)		(3,660)
Comprehensive income (loss)	$ (93,857)	$ (555,234)